Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Operating revenues	$ 22,883	$ 23,793
Operating costs	(13,276)	(13,787)
Severance, acquisition and other costs	(116)	(114)
Depreciation	(3,475)	(3,458)
Amortization	(929)	(886)
Finance costs
Interest expense	(1,110)	(1,125)
Interest on post-employment benefit obligations	(46)	(63)
Impairment of assets	(472)	(102)
Other (expense) income	(194)	95
Income taxes	(792)	(1,129)
Net earnings from continuing operations	2,473	3,224
Net earnings from discontinued operations	226	29
Total net income (losses)	2,699	3,253
Net earnings from continuing operations attributable to:
Common shareholders	2,272	3,011
Preferred shareholders	136	151
Non-controlling interest	65	62
Net earnings attributable to:
Common shareholders	2,498	3,040
Preferred shareholders	136	151
Non-controlling interest	65	62
Total net income (losses)	$ 2,699	$ 3,253
Net earnings per common share - basic and diluted
Net earnings per common share continuing operations - basic and diluted (in cad per share)	$ 2.51	$ 3.34
Net earnings per common share discontinued operations - basic and diluted (in cad per share)	0.25	0.03
Net earnings per common share - basic and diluted (in cad per share)	$ 2.76	$ 3.37
Weighted average number of common shares outstanding - basic (millions) (in shares)	904.3	900.8